UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-10625

                      (Investment Company Act File Number)


                         Federated Core Trust II, L.P.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/06


                Date of Reporting Period:  Quarter ended 9/30/06







ITEM 1.     SCHEDULE OF INVESTMENTS




MARKET PLUS CORE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
    OR SHARES
                  ADJUSTABLE RATE MORTGAGES--17.4%
                  FEDERAL HOME LOAN MORTGAGE CORP.--13.2%
  $ 5,427,597     Federal Home Loan Mortgage Corp., 5.655%, 6/1/2036                                                   $   5,457,712
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.2%
       83,214     Federal National Mortgage Association, 5.050%, 4/1/2035                                                     84,611
       70,239     Federal National Mortgage Association, 5.050%, 6/1/2035                                                     70,809
      161,631     Federal National Mortgage Association, 5.350%, 5/1/2036                                                    161,929
    1,396,115     Federal National Mortgage Association, 5.460%, 4/1/2036                                                  1,402,728
                     TOTAL                                                                                                 1,720,077
                     TOTAL ADJUSTABLE RATE MORTGAGES                                                                       7,177,789
                     (IDENTIFIED COST $7,159,832)
                  ASSET-BACKED SECURITIES--3.2%
                  HOME EQUITY LOAN--1.3%
       50,476     Asset Backed Funding Certificate 2005-OPT1 A1MZ, 7/25/2035                                                  50,596
      100,000     Centex Home Equity 2005-D AV2, 10/25/2035                                                                  100,125
       17,287     Chase Funding Mortgage Loan As 2002-4 1A4, 4.21%, 3/25/2029                                                 17,176
      104,183     First Franklin Mortgage Loan Asset Backed Certificates 2004-FFH4 2A2, 1/25/2035                            104,427
       64,199     GSAA Home Equity Trust 2005-15 1A2 1A2, 1/25/2036                                                           64,510
       75,000     GSAA Home Equity Trust 2005MTR1 A3, 10/25/2035                                                              75,258
       72,460     GSAMP Trust 2005-SEA2 A1, 1/25/2045                                                                         72,628
       75,000     Popular ABS Mortgage Pass-Through Trust 2005-5 AV2B, 11/25/2035                                             75,180
                     TOTAL                                                                                                   559,900
                  NON-AGENCY MORTGAGE--1.9%
        7,287     Countrywide Home Loans 2003-J1 2003-J1 1A7, 5.75%, 3/25/2033                                                 7,263
       48,685     Harborview Mortgage Loan Trust 2006-1 2A1A, 3/19/2037                                                       48,751
       87,908     Washington Mutual 2003-S4 1A3, 6/25/2018                                                                    88,037
       42,073     Washington Mutual 2005-AR17 A-1A1, 12/25/2045                                                               42,158
      590,085     Washington Mutual 2006-AR1 2A1B, 1/25/2046                                                                 590,085
                     TOTAL                                                                                                   776,294
                     TOTAL ASSET-BACKED SECURITIES                                                                         1,336,194
                     (IDENTIFIED COST $1,336,742)
                  COLLATERALIZED MORTGAGE OBLIGATIONS--2.6%
                  FEDERAL HOME LOAN MORTGAGE CORP.--0.5%
      124,466     Federal Home Loan Mortgage Corp. REMIC 2395 FA, 5.930%, 6/15/2029                                          126,080
      100,292     Federal Home Loan Mortgage Corp. REMIC 2395 FT, 5.780%, 12/15/2031                                         100,892
                     TOTAL                                                                                                   226,972
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.8%
      100,000     Federal National Mortgage Association REMIC 0287A FB, 5.591%, 10/25/2031                                   100,616
      177,671     Federal National Mortgage Association REMIC 1993-179 FJ, 6.494%, 10/25/2023                                182,557
       51,705     Federal National Mortgage Association REMIC 1993-247 FM, 5.377%, 12/25/2023                                 51,408
                     TOTAL                                                                                                   334,581
                  NON-AGENCY MORTGAGE--1.3%
      519,043     Washington Mutual 2002-AR6 2002-AR6 A, 6/25/2042                                                           520,136
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                             1,081,689
                     (IDENTIFIED COST $1,077,379)
                  CORPORATE BONDS--18.1%
                  COMMUNICATIONS - TELECOM WIRELINES--1.8%
       50,000     SBC Communications, Inc., 11/14/2008                                                                        50,142
      300,000     Telecom Italia Capital, Note, 2/1/2011                                                                     297,785
      400,000     Telefonica SA, Floating Rate Note, 6/19/2009                                                               400,469
                     TOTAL                                                                                                   748,396
                  CONSUMER CYCLICAL - AUTOMOTIVE--6.1%
      300,000     DaimlerChrysler North Am, Floating Rate Note, 3/7/2007                                                     299,997
    1,150,000     Ford Motor Credit Co., Note, 6.5%, 1/25/2007                                                             1,149,301
       50,000     General Motors Acceptance, 12/1/2014                                                                        50,216
    1,000,000     General Motors Acceptance, Note, 6.125%, 2/1/2007                                                          998,722
                     TOTAL                                                                                                 2,498,236
                  ENERGY - INDEPENDENT--0.7%
      280,000     Anadarko Petroleum Corp., Floating Rate Note, 9/15/2009                                                    280,568
                  FINANCIAL INSTITUTION - BANKING--8.5%
      900,000     Chase Capital II, Company Guarantee, 2/1/2027                                                              861,190
      900,000     Nationsbank Capital Trust, Bond, 1/15/2027                                                                 871,454
       40,000     Popular North America, 4/6/2009                                                                             40,092
      900,000     Wachovia Capital Trust II, Company Guarantee, 1/15/2027                                                    869,291
      900,000     Wells Fargo Capital II, Company Guarantee, 1/30/2027                                                       876,428
                     TOTAL                                                                                                 3,518,455
                  FINANCIAL INSTITUTION - BROKERAGE--0.3%
       50,000     Goldman Sachs Group, Inc., Floating Rate Note, 9/29/2014                                                    50,700
       50,000     Morgan Stanley Group, In, 1/18/2011                                                                         50,130
                     TOTAL                                                                                                   100,830
                  TECHNOLOGY--0.7%
      300,000     Oracle Corp., Floating Rate Note, Series WI, 1/13/2009                                                     300,199
                     TOTAL CORPORATE BONDS                                                                                 7,446,684
                     (IDENTIFIED COST $7,454,472)
                  MORTGAGE-BACKED SECURITIES--30.1%
                  FEDERAL HOME LOAN MORTGAGE CORP.--18.6%
    2,700,000     Federal Home Loan Mortgage Corp. Pool G08153, 7.000%, 30 Year, 9/1/2036                                  2,773,301
      861,750     Federal Home Loan Mortgage Corp. Pool G18124, 6.000%, 15 Year, 6/1/2021                                    874,777
    3,971,377     Federal Home Loan Mortgage Corp. Pool G18136, 6.000%, 15 Year, 8/1/2021                                  4,028,931
                     TOTAL                                                                                                 7,677,009
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--11.5%
      732,199     Federal National Mortgage Association Pool 256360, 7.000%, 30 Year, 8/1/2036                               752,078
    1,962,297     Federal National Mortgage Association Pool 891171, 7.000%, 30 Year, 7/1/2036                             2,018,023
    1,915,902     Federal National Mortgage Association Pool 895073, 7.000%, 30 Year, 8/1/2036                             1,967,915
                     TOTAL                                                                                                 4,738,016
                     TOTAL MORTGAGE-BACKED SECURITIES                                                                     12,415,025
                     (IDENTIFIED COST $12,391,178)
                  U.S. TREASURY--14.9%
                  TREASURY SECURITIES--14.9%
       56,678     U.S. Treasury Inflation Protected Note, Series A-2008, 3.625%, 1/15/2008                                    57,138
    5,500,000   1 United States Treasury Bill, 4.575%, 10/26/2006                                                          5,482,526
      600,000 1,2 United States Treasury Bill, 4.990%, 11/2/2006                                                             597,639
                     TOTAL U.S. TREASURY (IDENTIFIED COST $6,138,283)                                                      6,137,303
                  MUTUAL FUND--0.1%
        5,707   3 High Yield Bond Portfolio (IDENTIFIED COST $38,174)                                                         38,464
                  REPURCHASE AGREEMENTS--18.0%
  $ 4,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.400%, dated 9/29/2006 under which ABN            4,000,000
                  AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for $2,000,900,000 on 10/2/2006. The market value of the underlying securities at the end of the period was $2,042,299,119.
    3,433,000     Interest in $3,200,000,000 joint repurchase agreement 5.400%, dated 9/29/2006 under which                3,433,000
                  Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/20/2016 for $3,201,440,000 on 10/2/2006. The market value of the underlying securities at the end of the period was $3,264,000,579.
                     TOTAL REPURCHASE AGREEMENTS (AT COST)                                                                 7,433,000
                     TOTAL INVESTMENTS - 104.4%                                                                           43,066,148
                     (IDENTIFIED COST $43,029,060)4
                     OTHER ASSETS AND LIABILITIES - NET - (4.4)%                                                         (1,818,524)
                     TOTAL NET ASSETS - 100%                                                                           $  41,247,624

1    Discount rate at time of purchase.

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

3    Affiliated company.

4 At September 30, 2006, the cost of investments for federal tax purposes was $43,029,060. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from futures contracts and swap contracts was $37,088. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $57,510 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,422.

     At September 30, 2006, the Fund had the following outstanding futures contracts:

    DESCRIPTION                   NUMBER OF   NOTIONAL VALUE  EXPIRATION DATE       UNREALIZED
                                  CONTRACTS                                         APPRECIATION
    5S&P 500 Index Futures        15          $5,045,250      December 2006         $85,513
    5S&P Mini 500 Index Futures   4           $269,100        December 2006         $4,570


    At September 30, 2006, the Fund had the following open swap contracts:
    DESCRIPTION                         EXPIRATION DATE       NOTIONAL PRINCIPLE AMOUNT    UNREALIZED APPRECIATION
    S&P 500 Total Return Swap (Receive
    Total Return S&P 500/Pay 3-month    9/1/2007              $30,000,000                   $657,888
    LIBOR +0.05%)
    S&P 500 Total Return Swap (Receive  10/04/2006            $4,811,489                    $165,271


    Total Return S&P 500/Pay 3-month
    LIBOR +0.15%)

5    Non-income producing security.

Note:The categories of investments are shown as a percentage of total net assets at September 30, 2006.


The following acronym is used throughout this portfolio:

 REMIC --Real Estate Mortgage Investment Conduit


INVESTMENT VALUATION

Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}investments in other open-end regulated investment companies are valued at net asset value (NAV); and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.








ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED CORE TRUST II, L.P.

BY          /S/ RICHARD A. NOVAK
                RICAHRD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        NOVEMBER 21, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        NOVEMBER 21, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        NOVEMBER 21, 2006